Derivative Financial Instruments - Summary of Gain (Loss) Recognized in Income on Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Foreign exchange contracts | Other (expense) income, net
Derivative Instruments, Gain (Loss) [Line Items]
Gain Recognized in Income on Derivatives	$ (1.9)	$ (3.1)	$ (4.9)